Other liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous liabilities [abstract]
Balance on beginning	R$ 120,395	R$ 146,705
New contracts	1,813	3,460
Payments	(36,993)	(37,678)
Accrued interest	28,475	7,908
Balance on ending	R$ 113,690	R$ 120,395